UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin Global Equity Fund
Class 1 [LMPEX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1	$49	0.95%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7912-STSR-0626

Franklin Global Equity Fund
Class A [CFIPX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$61	1.18%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7409-STSR-0626

Franklin Global Equity Fund
Class C [SILLX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$98	1.91%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7411-STSR-0626

Franklin Global Equity Fund
Class I [SMYIX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I	$48	0.94%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7983-STSR-0626

Franklin Global Equity Fund
Class IS [SMYSX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IS	$42	0.82%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7215-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Global Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.9%
Communication Services — 11.1%
Diversified Telecommunication Services — 1.5%
AT&T Inc.	97,000	$2,534,610
Comcast Corp., Class A Shares	156,708	4,237,384
Deutsche Telekom AG, Registered Shares	71,211	2,300,161 (a)
Total Diversified Telecommunication Services		9,072,155
Entertainment — 0.8%
Electronic Arts Inc.	10,400	2,104,648
Netflix Inc.	25,075	2,347,271 *
Total Entertainment		4,451,919
Interactive Media & Services — 8.0%
Alphabet Inc., Class A Shares	48,813	18,783,242
Alphabet Inc., Class C Shares	44,959	17,171,641
Match Group Inc.	24,265	907,996
Meta Platforms Inc., Class A Shares	17,812	10,899,341
Total Interactive Media & Services		47,762,220
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	2,842,600	4,522,994 (a)

Total Communication Services		65,809,288
Consumer Discretionary — 11.0%
Automobiles — 2.8%
Ford Motor Co.	108,173	1,306,730
General Motors Co.	71,089	5,466,033
Mercedes-Benz Group AG	67,718	3,947,292 (a)
Subaru Corp.	183,500	2,733,271 (a)
Tesla Inc.	8,806	3,360,634 *
Total Automobiles		16,813,960
Broadline Retail — 3.4%
Amazon.com Inc.	58,623	15,538,612 *
Macy’s Inc.	232,825	4,551,729
Total Broadline Retail		20,090,341
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings Inc.	23,000	3,872,280
Expedia Group Inc.	16,350	4,060,850
Total Hotels, Restaurants & Leisure		7,933,130
Household Durables — 0.6%
Sony Group Corp.	175,000	3,506,183 (a)
Specialty Retail — 1.9%
Best Buy Co. Inc.	15,351	928,582
Home Depot Inc.	7,600	2,498,880
See Notes to Financial Statements.
Franklin Global Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Kingfisher PLC	370,657	$1,457,537 (a)
TJX Cos. Inc.	22,305	3,496,308
Ulta Beauty Inc.	5,612	3,016,338 *
Total Specialty Retail		11,397,645
Textiles, Apparel & Luxury Goods — 1.0%
Asics Corp.	27,600	783,774 (a)
Crocs Inc.	13,131	1,339,099 *
Pandora A/S	12,200	928,408 (a)
Tapestry Inc.	18,471	2,679,034
Total Textiles, Apparel & Luxury Goods		5,730,315

Total Consumer Discretionary		65,471,574
Consumer Staples — 5.5%
Consumer Staples Distribution & Retail — 2.9%
Dollar General Corp.	3,859	447,181
Koninklijke Ahold Delhaize NV	98,737	4,637,625
Kroger Co.	55,202	3,757,600
Loblaw Cos. Ltd.	35,832	1,651,857
Walmart Inc.	48,600	6,411,798
Total Consumer Staples Distribution & Retail		16,906,061
Food Products — 0.8%
WH Group Ltd.	4,026,000	4,893,395 (b)
Household Products — 0.6%
Procter & Gamble Co.	24,372	3,584,878
Personal Care Products — 0.6%
L’Oreal SA	2,811	1,210,667 (a)
Unilever PLC	44,754	2,609,836 (a)
Total Personal Care Products		3,820,503
Tobacco — 0.6%
Altria Group Inc.	48,711	3,538,854

Total Consumer Staples		32,743,691
Energy — 4.4%
Oil, Gas & Consumable Fuels — 4.4%
APA Corp.	105,306	4,289,113
ENEOS Holdings Inc.	391,200	3,285,487 (a)
Equinor ASA	112,402	4,574,452 (a)
Imperial Oil Ltd.	28,000	3,750,786
Marathon Petroleum Corp.	5,424	1,346,725
Suncor Energy Inc.	100,829	6,909,238
See Notes to Financial Statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.	7,649	$1,931,985

Total Energy		26,087,786
Financials — 14.3%
Banks — 6.4%
AIB Group PLC	450,498	5,192,689 (a)
Barclays PLC	482,915	2,838,535 (a)
BNP Paribas SA	44,944	4,720,087 (a)
Citigroup Inc.	20,020	2,562,160
HSBC Holdings PLC	153,800	2,829,893 (a)
ING Groep NV	97,572	2,823,870 (a)
JPMorgan Chase & Co.	13,916	4,358,909
Standard Chartered PLC	169,926	4,327,137 (a)
UniCredit SpA	62,257	4,811,369 (a)
Wells Fargo & Co.	43,708	3,594,109
Total Banks		38,058,758
Capital Markets — 3.1%
3i Group PLC	96,536	3,357,306 (a)
Bank of New York Mellon Corp.	30,500	4,098,285
Deutsche Bank AG, Registered Shares	122,200	3,796,636 (a)
SEI Investments Co.	36,985	3,353,800
State Street Corp.	25,132	3,841,175
Total Capital Markets		18,447,202
Financial Services — 3.7%
Berkshire Hathaway Inc., Class B Shares	11,153	5,282,061 *
Industrivarden AB, Class A Shares	35,064	1,862,802 (a)
Mastercard Inc., Class A Shares	12,797	6,435,867
MGIC Investment Corp.	139,989	3,706,909
PayPal Holdings Inc.	30,963	1,552,485
Visa Inc., Class A Shares	8,425	2,778,902
Total Financial Services		21,619,026
Insurance — 1.1%
Japan Post Holdings Co. Ltd.	209,000	2,423,786 (a)
RenaissanceRe Holdings Ltd.	13,713	4,209,479
Total Insurance		6,633,265

Total Financials		84,758,251
Health Care — 10.7%
Biotechnology — 3.8%
AbbVie Inc.	29,275	6,186,393
Amgen Inc.	15,346	5,313,552
Exelixis Inc.	80,572	3,582,231 *
See Notes to Financial Statements.
Franklin Global Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Gilead Sciences Inc.	37,594	$4,918,799
Incyte Corp.	12,118	1,154,482 *
Regeneron Pharmaceuticals Inc.	1,402	991,298
Total Biotechnology		22,146,755
Health Care Equipment & Supplies — 0.3%
IDEXX Laboratories Inc.	3,500	1,962,800 *
Health Care Providers & Services — 2.0%
Cardinal Health Inc.	15,987	3,083,573
HCA Healthcare Inc.	9,934	4,315,826
McKesson Corp.	5,690	4,638,488
Total Health Care Providers & Services		12,037,887
Pharmaceuticals — 4.6%
Astellas Pharma Inc.	36,500	517,269 (a)
Bristol-Myers Squibb Co.	49,973	3,027,864
Eli Lilly & Co.	2,758	2,577,627
GSK PLC	194,000	5,086,190 (a)
Johnson & Johnson	15,861	3,645,651
Novartis AG, Registered Shares	40,635	6,005,433 (a)
Roche Holding AG	15,530	6,328,475 *(a)
Total Pharmaceuticals		27,188,509

Total Health Care		63,335,951
Industrials — 9.5%
Aerospace & Defense — 3.8%
General Electric Co.	21,536	6,243,933
Howmet Aerospace Inc.	18,661	4,535,369
Lockheed Martin Corp.	4,301	2,227,789
RTX Corp.	28,913	5,090,712
Safran SA	14,239	4,572,325 (a)
Total Aerospace & Defense		22,670,128
Ground Transportation — 1.7%
Lyft Inc., Class A Shares	186,920	2,644,918 *
Seibu Holdings Inc.	150,800	3,548,700 (a)
Uber Technologies Inc.	52,975	3,952,465 *
Total Ground Transportation		10,146,083
Machinery — 2.2%
Caterpillar Inc.	8,510	7,574,836
Yangzijiang Shipbuilding Holdings Ltd.	1,507,400	5,140,934 (a)
Total Machinery		12,715,770
Professional Services — 0.9%
Recruit Holdings Co. Ltd.	109,500	5,072,584 (a)
See Notes to Financial Statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.6%
AerCap Holdings NV	3,931	$559,027
Fastenal Co.	35,464	1,593,398
W.W. Grainger Inc.	1,291	1,499,303
Total Trading Companies & Distributors		3,651,728
Transportation Infrastructure — 0.3%
Aena SME SA	70,343	1,921,252 (a)(b)

Total Industrials		56,177,545
Information Technology — 27.2%
Communications Equipment — 1.0%
Cisco Systems Inc.	62,859	5,751,598
Semiconductors & Semiconductor Equipment — 14.2%
Applied Materials Inc.	18,700	7,376,963
ASML Holding NV	4,540	6,562,780 (a)
Broadcom Inc.	17,781	7,422,323
KLA Corp.	3,900	6,826,365
Lam Research Corp.	29,448	7,593,461
Micron Technology Inc.	14,077	7,280,062
NVIDIA Corp.	180,911	36,104,408
QUALCOMM Inc.	28,607	5,137,245
Total Semiconductors & Semiconductor Equipment		84,303,607
Software — 6.6%
Adobe Inc.	18,042	4,440,136 *
AppLovin Corp., Class A Shares	4,674	2,086,240 *
Check Point Software Technologies Ltd.	12,100	1,360,887 *
DocuSign Inc.	29,051	1,336,055 *
Dropbox Inc., Class A Shares	153,188	3,720,937 *
Intuit Inc.	4,477	1,739,315
Microsoft Corp.	46,199	18,839,028
Palantir Technologies Inc., Class A Shares	40,382	5,617,540 *
Total Software		39,140,138
Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	91,335	24,783,752
Western Digital Corp.	17,118	7,438,114
Total Technology Hardware, Storage & Peripherals		32,221,866

Total Information Technology		161,417,209
Materials — 2.8%
Chemicals — 0.7%
CF Industries Holdings Inc.	32,904	4,086,677
Metals & Mining — 2.1%
Anglogold Ashanti PLC	27,474	2,575,138
See Notes to Financial Statements.
Franklin Global Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Metals & Mining — continued
	Fortescue Ltd.	143,765	$2,072,095 (a)
	Kinross Gold Corp.	82,074	2,486,358
	Newmont Corp.	50,476	5,607,379
Total Metals & Mining			12,740,970

Total Materials			16,827,647
Real Estate — 0.5%
Real Estate Management & Development — 0.5%
	CK Asset Holdings Ltd.	469,000	2,954,351 (a)

Utilities — 0.9%
Electric Utilities — 0.4%
	Iberdrola SA	105,000	2,461,644 (a)
Gas Utilities — 0.5%
	Tokyo Gas Co. Ltd.	69,000	2,930,421 (a)

Total Utilities			5,392,065
Total Investments before Short-Term Investments (Cost — $381,085,779)			580,975,358
	Rate
Short-Term Investments — 2.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $11,693,992)	3.555%	11,693,992	11,693,992 (c)
Total Investments — 99.9% (Cost — $392,779,771)			592,669,350
Other Assets in Excess of Liabilities — 0.1%			701,741
Total Net Assets — 100.0%			$593,371,091

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

 Franklin Global Equity Fund
Summary of Investments by Country#
United States	73.3%
United Kingdom	4.5
Japan	4.2
Canada	2.5
Netherlands	2.4
France	1.8
Germany	1.7
Hong Kong	1.3
Ireland	1.0
China	0.9
Italy	0.8
Australia	0.8
Norway	0.8
Spain	0.7
Bermuda	0.7
Sweden	0.3
Israel	0.2
Denmark	0.1
Short-Term Investments	2.0
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2026, and are subject to change.
See Notes to Financial Statements.
Franklin Global Equity Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments, at value (Cost — $392,779,771)	$592,669,350
Foreign currency, at value (Cost — $329)	337
Dividends receivable	1,050,041
Receivable for Fund shares sold	718,650
European Union tax reclaims receivable (Note 1)	82,591
Prepaid expenses	42,605
Total Assets	594,563,574
Liabilities:
Payable for Fund shares repurchased	527,282
Investment management fee payable	355,815
Transfer agent fees payable	107,822
Service and/or distribution fees payable	85,046
European Union tax reclaim contingent fees payable (Note 1)	20,012
Trustees’ fees payable	558
Accrued expenses	95,948
Total Liabilities	1,192,483
Total Net Assets	$593,371,091
Net Assets:
Par value (Note 7)	$201
Paid-in capital in excess of par value	376,904,073
Total distributable earnings (loss)	216,466,817
Total Net Assets	$593,371,091
See Notes to Financial Statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

Net Assets:
Class 1	$1,585,091
Class A	$386,538,282
Class C	$9,660,246
Class I	$167,282,879
Class IS	$28,304,593
Shares Outstanding:
Class 1	53,971
Class A	13,086,256
Class C	321,060
Class I	5,690,142
Class IS	962,122
Net Asset Value:
Class 1 (and redemption price)	$29.37
Class A (and redemption price)	$29.54
Class C*	$30.09
Class I (and redemption price)	$29.40
Class IS (and redemption price)	$29.42
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$31.26

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Franklin Global Equity Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends	$4,697,939
European Union tax reclaims (Note 1)	23,399
Less: Foreign taxes withheld	(271,510)
Total Investment Income	4,449,828
Expenses:
Investment management fee (Note 2)	2,068,049
Service and/or distribution fees (Notes 2 and 5)	491,648
Transfer agent fees (Notes 2 and 5)	313,831
Registration fees	42,163
Fund accounting fees	41,223
Legal fees	23,978
Audit and tax fees	19,729
Shareholder reports	17,792
Trustees’ fees	13,674
European Union tax reclaim contingent fees (Note 1)	5,601
Custody fees	5,220
Commitment fees (Note 8)	1,957
Insurance	1,546
Miscellaneous expenses	10,091
Total Expenses	3,056,502
Net Investment Income	1,393,326
Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	17,496,046
Foreign currency transactions	87,756
Net Realized Gain	17,583,802
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	19,065,026
Foreign currencies	18,690
Change in Net Unrealized Appreciation (Depreciation)	19,083,716
Net Gain on Investments and Foreign Currency Transactions	36,667,518
Increase in Net Assets From Operations	$38,060,844
See Notes to Financial Statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$1,393,326	$2,483,681
Net realized gain	17,583,802	34,248,832
Change in net unrealized appreciation (depreciation)	19,083,716	62,609,394
Increase in Net Assets From Operations	38,060,844	99,341,907
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(33,743,992)	(14,159,450)
Decrease in Net Assets From Distributions to Shareholders	(33,743,992)	(14,159,450)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	95,513,207	178,354,298
Reinvestment of distributions	33,551,154	14,081,433
Cost of shares repurchased	(70,021,050)	(134,621,142)
Increase in Net Assets From Fund Share Transactions	59,043,311	57,814,589
Increase in Net Assets	63,360,163	142,997,046
Net Assets:
Beginning of period	530,010,928	387,013,882
End of period	$593,371,091	$530,010,928
See Notes to Financial Statements.
Franklin Global Equity Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.28	$24.43	$18.05	$17.17	$21.89	$15.59
Income (loss) from operations:
Net investment income	0.09	0.18	0.16	0.20	0.33	0.18
Net realized and unrealized gain (loss)	1.87	5.57	6.45	1.54	(3.14)	6.28
Total income (loss) from operations	1.96	5.75	6.61	1.74	(2.81)	6.46
Less distributions from:
Net investment income	(0.21)	(0.21)	(0.23)	(0.34)	(0.21)	(0.16)
Net realized gains	(1.66)	(0.69)	—	(0.52)	(1.70)	—
Total distributions	(1.87)	(0.90)	(0.23)	(0.86)	(1.91)	(0.16)
Net asset value, end of period	$29.37	$29.28	$24.43	$18.05	$17.17	$21.89
Total return[3]	7.04%	24.19%	36.94%	10.57%	(13.93)%	41.65%
Net assets, end of period (000s)	$1,585	$1,531	$1,372	$1,120	$1,148	$1,522
Ratios to average net assets:
Gross expenses	0.95%[4,5]	0.98%	1.04%[5]	1.12%[5]	1.10%	1.11%
Net expenses[6]	0.95 [4,5]	0.98	1.04 [5]	1.10 [5,7]	1.10	1.11
Net investment income	0.64 [4]	0.69	0.69	1.14	1.74	0.91
Portfolio turnover rate	15%	31%	29%	24%	28%	36%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the six months ended April 30, 2026 and for the year ended October 31, 2024, and would have been
1.11% and 1.09%, respectively, for the year ended October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.41	$24.54	$18.15	$17.26	$21.99	$15.67
Income (loss) from operations:
Net investment income	0.06	0.12	0.10	0.17	0.30	0.14
Net realized and unrealized gain (loss)	1.88	5.60	6.49	1.55	(3.16)	6.31
Total income (loss) from operations	1.94	5.72	6.59	1.72	(2.86)	6.45
Less distributions from:
Net investment income	(0.15)	(0.16)	(0.20)	(0.31)	(0.17)	(0.13)
Net realized gains	(1.66)	(0.69)	—	(0.52)	(1.70)	—
Total distributions	(1.81)	(0.85)	(0.20)	(0.83)	(1.87)	(0.13)
Net asset value, end of period	$29.54	$29.41	$24.54	$18.15	$17.26	$21.99
Total return[3]	6.93%	23.91%	36.56%	10.35%	(14.09)%	41.38%
Net assets, end of period (millions)	$387	$343	$254	$172	$158	$182
Ratios to average net assets:
Gross expenses	1.18%[4,5]	1.22%	1.27%[5]	1.35%[5]	1.36%	1.37%
Net expenses[6]	1.18 [4,5]	1.22	1.27 [5]	1.31 [5,7]	1.30 [7]	1.30 [7]
Net investment income	0.43 [4]	0.46	0.46	0.92	1.58	0.72
Portfolio turnover rate	15%	31%	29%	24%	28%	36%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the six months ended April 30, 2026 and for the year ended October 31, 2024, and would have been
1.35% and 1.30%, respectively, for the year ended October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Global Equity Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.88	$24.95	$18.46	$17.54	$22.35	$15.93
Income (loss) from operations:
Net investment income (loss)	(0.04)	(0.07)	(0.06)	0.04	0.19	(0.01)
Net realized and unrealized gain (loss)	1.91	5.69	6.61	1.59	(3.25)	6.43
Total income (loss) from operations	1.87	5.62	6.55	1.63	(3.06)	6.42
Less distributions from:
Net investment income	—	—	(0.06)	(0.19)	(0.05)	—
Net realized gains	(1.66)	(0.69)	—	(0.52)	(1.70)	—
Total distributions	(1.66)	(0.69)	(0.06)	(0.71)	(1.75)	—
Net asset value, end of period	$30.09	$29.88	$24.95	$18.46	$17.54	$22.35
Total return[3]	6.54%	22.98%	35.61%	9.55%	(14.77)%	40.37%
Net assets, end of period (000s)	$9,660	$7,521	$4,089	$2,902	$3,100	$1,331
Ratios to average net assets:
Gross expenses	1.91%[4,5]	1.96%	2.01%[5]	2.04%[5]	2.10%	2.24%
Net expenses[6]	1.91 [4,5]	1.96	2.01 [5]	2.02 [5,7]	2.05 [7]	2.05 [7]
Net investment income (loss)	(0.29)[4]	(0.25)	(0.28)	0.22	1.04	(0.06)
Portfolio turnover rate	15%	31%	29%	24%	28%	36%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the six months ended April 30, 2026 and for the year ended October 31, 2024, and would have been
2.03% and 2.01%, respectively, for the year ended October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.31	$24.47	$18.10	$17.22	$21.95	$15.63
Income (loss) from operations:
Net investment income	0.09	0.19	0.17	0.23	0.38	0.21
Net realized and unrealized gain (loss)	1.87	5.58	6.46	1.55	(3.16)	6.30
Total income (loss) from operations	1.96	5.77	6.63	1.78	(2.78)	6.51
Less distributions from:
Net investment income	(0.21)	(0.24)	(0.26)	(0.38)	(0.25)	(0.19)
Net realized gains	(1.66)	(0.69)	—	(0.52)	(1.70)	—
Total distributions	(1.87)	(0.93)	(0.26)	(0.90)	(1.95)	(0.19)
Net asset value, end of period	$29.40	$29.31	$24.47	$18.10	$17.22	$21.95
Total return[3]	7.05%	24.24%	36.99%	10.75%	(13.79)%	41.93%
Net assets, end of period (000s)	$167,283	$163,583	$107,742	$30,484	$31,630	$18,608
Ratios to average net assets:
Gross expenses	0.94%[4,5]	0.96%	0.99%[5]	1.05%[5]	1.03%	1.02%
Net expenses[6]	0.94 [4,5]	0.95 [7]	0.95 [5,7]	0.96 [5,7]	0.95 [7]	0.95 [7]
Net investment income	0.65 [4]	0.73	0.76	1.27	2.06	1.07
Portfolio turnover rate	15%	31%	29%	24%	28%	36%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the six months ended April 30, 2026 and for the year ended October 31, 2024, and would have been
1.04% and 0.95%, respectively, for the year ended October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Global Equity Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.34	$24.48	$18.10	$17.23	$21.96	$15.64
Income (loss) from operations:
Net investment income	0.12	0.20	0.20	0.18	0.43	0.23
Net realized and unrealized gain (loss)	1.87	5.60	6.46	1.59	(3.20)	6.29
Total income (loss) from operations	1.99	5.80	6.66	1.77	(2.77)	6.52
Less distributions from:
Net investment income	(0.25)	(0.25)	(0.28)	(0.38)	(0.26)	(0.20)
Net realized gains	(1.66)	(0.69)	—	(0.52)	(1.70)	—
Total distributions	(1.91)	(0.94)	(0.28)	(0.90)	(1.96)	(0.20)
Net asset value, end of period	$29.42	$29.34	$24.48	$18.10	$17.23	$21.96
Total return[3]	7.14%	24.38%	37.12%	10.74%	(13.72)%	41.97%
Net assets, end of period (000s)	$28,305	$14,067	$19,912	$9,306	$255	$95
Ratios to average net assets:
Gross expenses	0.82%[4,5]	0.83%	0.86%[5]	0.94%[5]	0.95%	1.41%
Net expenses[6]	0.82 [4,5]	0.83	0.86 [5]	0.91 [5,7]	0.90 [7]	0.90 [7]
Net investment income	0.83 [4]	0.78	0.86	1.03	2.38	1.14
Portfolio turnover rate	15%	31%	29%	24%	28%	36%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the six months ended April 30, 2026 and for the year ended October 31, 2024, and would have been
0.94% and 0.90%, respectively, for the year ended October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Franklin Global Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin Global Equity Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$58,986,133	$6,823,155	—	$65,809,288
Consumer Discretionary	52,115,109	13,356,465	—	65,471,574
Consumer Staples	28,923,188	3,820,503	—	32,743,691
Energy	18,227,847	7,859,939	—	26,087,786
Financials	45,774,141	38,984,110	—	84,758,251
Health Care	45,398,584	17,937,367	—	63,335,951
Industrials	35,921,750	20,255,795	—	56,177,545
Information Technology	154,854,429	6,562,780	—	161,417,209
Materials	14,755,552	2,072,095	—	16,827,647
Other Common Stocks	—	8,346,416	—	8,346,416
Total Long-Term Investments	454,956,733	126,018,625	—	580,975,358
Short-Term Investments†	11,693,992	—	—	11,693,992
Total Investments	$466,650,725	$126,018,625	—	$592,669,350

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated
Franklin Global Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

Franklin Global Equity Fund 2026 Semi-Annual Report

income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those
Franklin Global Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of

Franklin Global Equity Fund 2026 Semi-Annual Report

Class A, Class C, Class I and Class IS shares did not exceed 1.30%, 2.05%, 0.95% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $15,214 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$39,136	—
CDSCs	46	$203
Franklin Global Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$105,189,448
Sales	82,552,999
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$395,183,718	$214,222,637	$(16,737,005)	$197,485,632
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$1,027
Class A	$448,539	211,790
Class C	43,109	4,301
Class I	—	96,138
Class IS	—	575
Total	$491,648	$313,831

Franklin Global Equity Fund 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Investment Income:
Class 1	$10,869	$11,860
Class A	1,783,409	1,669,649
Class C	—	—
Class I	1,155,474	1,281,633
Class IS	207,901	54,188
Total	$3,157,653	$3,017,330
Net Realized Gains:
Class 1	$86,739	$38,664
Class A	19,674,626	7,149,942
Class C	453,242	114,144
Class I	8,982,374	3,691,035
Class IS	1,389,358	148,335
Total	$30,586,339	$11,142,120
7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	3,509	$97,608	2,031	$50,524
Shares repurchased	(1,845)	(52,840)	(5,899)	(153,875)
Net increase (decrease)	1,664	$44,768	(3,868)	$(103,351)
Class A
Shares sold	1,469,121	$42,278,598	2,389,329	$61,693,163
Shares issued on reinvestment	759,939	21,278,285	349,265	8,745,601
Shares repurchased	(816,020)	(23,478,101)	(1,411,767)	(36,496,053)
Net increase	1,413,040	$40,078,782	1,326,827	$33,942,711
Franklin Global Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares sold	79,761	$2,353,280	135,565	$3,567,387
Shares issued on reinvestment	15,752	450,496	4,418	113,158
Shares repurchased	(26,146)	(757,320)	(52,170)	(1,393,042)
Net increase	69,367	$2,046,456	87,813	$2,287,503
Class I
Shares sold	1,135,565	$32,786,575	3,917,756	$99,506,596
Shares issued on reinvestment	363,950	10,132,375	199,583	4,969,627
Shares repurchased	(1,390,839)	(40,232,273)	(2,939,295)	(74,276,175)
Net increase	108,676	$2,686,677	1,178,044	$30,200,048
Class IS
Shares sold	618,174	$18,094,754	529,591	$13,587,152
Shares issued on reinvestment	57,177	1,592,390	8,130	202,523
Shares repurchased	(192,626)	(5,500,516)	(871,591)	(22,301,997)
Net increase (decrease)	482,725	$14,186,628	(333,870)	$(8,512,322)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Franklin Global Equity Fund 2026 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin Global Equity Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Global Equity Fund

Franklin
Global Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Global Equity Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin Global Equity Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Global Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90052-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026